GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
GEOGRAPHIC INFORMATION
Schedule of total revenues

	Year Ended and as of December 31,
	2023		2022		2021
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets
Americas, principally the United States	$126,419	$5,026	$139,583	$3,588	$115,806	$977
Europe	78,939	290	87,679	328	88,746	662
Eastern Asia	35,352	859	42,108	901	38,988	706
Israel	3,673	42,451	5,723	14,231	5,380	20,876

	$244,383	$48,626	$275,093	$19,048	$248,920	$23,221